Summary of Significant Accounting Policies - Schedule of Exchange Rates Used to Translate Amounts (Details)	Dec. 31, 2025	Dec. 31, 2024
RMB into U.S. Dollars [Member]
Schedule of Exchange Rates Used to Translate Amounts [Line Items]
Balance Sheet Date Rates	7.0288	7.1884
Average Rates	7.1429	7.1217
Euro into U.S. Dollars [Member]
Schedule of Exchange Rates Used to Translate Amounts [Line Items]
Balance Sheet Date Rates	0.8535	0.9552
Average Rates	0.8822	0.9503